Schedule of Investments (unaudited)
January 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 91.7%
Communication Services — 12.3%
Diversified Telecommunication Services — 3.5%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000	$844,043 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,884,000	3,111,014 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,430,313	1,321,791 (b)(c)
Total Diversified Telecommunication Services				5,276,848
Interactive Media & Services — 3.8%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000	1,983,092 (a)(b)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	4,000,000	3,724,981 (a)(b)
Total Interactive Media & Services				5,708,073
Media — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,604,244 (b)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000	666,826 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,056,690 (a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000	357,259 (b)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	3,000,000	3,002,922 (a)(b)
Total Media				7,687,941

Total Communication Services				18,672,862
Consumer Discretionary — 8.4%
Hotels, Restaurants & Leisure — 6.4%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	2,549,494 (a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	713,320 (a)(b)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/15/25 then 8.000%)	7.000%	12/30/27	3,000,000	2,734,412 (d)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	1,000,000	1,005,841 (a)(b)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	2,780,000	2,770,836 (a)(b)
Total Hotels, Restaurants & Leisure				9,773,903
Specialty Retail — 0.7%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,090,012 (a)(b)
Textiles, Apparel & Luxury Goods — 1.3%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,000,000	1,916,769 (a)(b)

Total Consumer Discretionary				12,780,684
Consumer Staples — 4.6%
Consumer Staples Distribution & Retail — 1.8%
Walgreens Boots Alliance Inc., Senior Notes	8.125%	8/15/29	2,700,000	2,731,534 (b)
Food Products — 2.8%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	2,630,000	2,278,497 (a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,115,000	1,973,096 (a)(b)
Total Food Products				4,251,593

Total Consumer Staples				6,983,127
Energy — 19.0%
Oil, Gas & Consumable Fuels — 19.0%
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,299,261 (a)(b)
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	1,000,000	1,000,885 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,500,000	2,396,466 (b)(d)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	2,000,000	$2,026,280 (b)
Geopark Ltd., Senior Notes	8.750%	1/31/30	980,000	974,120 (a)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	1,594,000	1,708,819 (a)(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,000,000	3,956,532 (b)(d)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	2,517,986	2,629,725 (a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	5,290,000	4,857,302
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,317,472 (a)(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,879,456 (a)(b)
YPF SA, Senior Notes	8.250%	1/17/34	2,340,000	2,357,550 (a)
YPF SA, Senior Secured Notes	9.000%	2/12/26	561,539	569,895 (d)

Total Energy				28,973,763
Financials — 31.4%
Banks — 12.4%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	7,427,151 (b)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	2,720,000	2,670,208 (b)(e)(f)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	5,000,000	5,050,345 (a)(b)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	2,740,000	2,698,457 (a)(b)(f)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	960,315 (b)(f)
Total Banks				18,806,476
Capital Markets — 4.9%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	7,524,256 (b)
Consumer Finance — 10.8%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	3,150,000	3,030,190 (b)(e)(f)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	1,920,000	1,923,358 (b)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,274,344 (a)(b)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,425,407 (a)(b)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	3,800,000	3,795,461 (a)(b)
Total Consumer Finance				16,448,760
Financial Services — 3.3%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,470,000	2,485,030 (a)(b)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	2,500,000	2,512,080 (a)(b)
Total Financial Services				4,997,110

Total Financials				47,776,602
Health Care — 1.4%
Health Care Providers & Services — 1.4%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	2,290,000	2,179,439 (a)(b)

Industrials — 3.6%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	5.805%	5/1/50	2,000,000	1,884,083 (b)
Commercial Services & Supplies — 0.4%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	554,122 (a)(b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	300,000	$296,337 (a)(b)
Professional Services — 1.8%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,766,188 (b)

Total Industrials				5,500,730
Information Technology — 2.6%
Communications Equipment — 0.8%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,263,607 (a)(b)
IT Services — 1.8%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	1,383,000	1,391,485 (a)(b)
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	1,256,000	1,300,486 (a)(b)
Total IT Services				2,691,971

Total Information Technology				3,955,578
Materials — 6.6%
Chemicals — 3.4%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	770,000	646,427 (a)(b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,000,000	2,035,456 (a)(b)
Chemours Co., Senior Notes	5.750%	11/15/28	2,000,000	1,899,651 (a)(b)
CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes	6.125%	6/15/28	547,000	540,838 (a)(b)
Total Chemicals				5,122,372
Metals & Mining — 3.2%
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,000,000	1,976,628 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	2,918,355 (a)
Total Metals & Mining				4,894,983

Total Materials				10,017,355
Real Estate — 0.5%
Hotel & Resort REITs — 0.5%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	808,309 (a)(b)

Utilities — 1.3%
Water Utilities — 1.3%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	2,000,000	2,007,144 (a)(b)

Total Corporate Bonds & Notes (Cost — $136,070,895)				139,655,593
Sovereign Bonds — 24.3%
Argentina — 1.6%

Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,176,800	2,405,898
Brazil — 8.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	9,974,128
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	20,350,000 BRL	2,678,851
Total Brazil				12,652,979
El Salvador — 0.9%

El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	1,640,000	1,391,908 (a)
Mexico — 10.2%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	6,493,750 (b)
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	5,477,020 (b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — continued
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	$3,567,416 (b)
Total Mexico				15,538,186
Panama — 3.3%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	4,855,000	2,626,213
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,120,000	2,479,199
Total Panama				5,105,412

Total Sovereign Bonds (Cost — $45,381,119)				37,094,383
Collateralized Mortgage Obligations(g) — 21.2%
1211 Avenue of the Americas Trust, 2015-1211 A1A2	3.901%	8/10/35	2,500,000	2,469,810 (a)
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.004%	2/15/50	37,831,406	567,694 (f)
BANK, 2017-BNK4 XA, IO	1.330%	5/15/50	3,734,175	87,073 (f)
BX Trust, 2019-OC11 C	3.856%	12/9/41	3,500,000	3,220,705 (a)
BX Trust, 2024-VLT4 B (1 mo. Term SOFR + 1.941%)	6.247%	7/15/29	6,380,000	6,415,140 (a)(f)
CFCRE Commercial Mortgage Trust, 2016-C3 A3	3.865%	1/10/48	1,800,000	1,782,589
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	5.351%	1/25/42	1,048,042	1,048,402 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.751%	2/25/42	1,800,000	1,845,091 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 M1B (30 Day Average SOFR + 3.500%)	7.851%	3/25/42	1,500,000	1,567,595 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	6.351%	5/25/43	998,002	1,011,167 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	6.915%	3/25/49	642,643	655,822 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 2B1 (30 Day Average SOFR + 4.214%)	8.565%	3/25/31	1,300,000	1,430,407 (b)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M1 (30 Day Average SOFR + 1.100%)	5.451%	2/25/44	692,345	693,091 (a)(f)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C23 B	4.135%	7/15/50	1,450,000	1,420,314 (f)
ROCK Trust, 2024-CNTR D	7.109%	11/13/41	4,675,000	4,851,246 (a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 B	4.482%	11/15/48	2,080,000	2,051,912 (f)
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	6.601%	10/25/52	1,165,685	1,208,966 (a)(f)
WFRBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.000%	8/15/46	221,351	2 (f)

Total Collateralized Mortgage Obligations (Cost — $32,229,996)				32,327,026
Mortgage-Backed Securities — 14.9%
FHLMC — 3.2%

Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/53- 7/1/54	4,802,500	4,843,305 (b)
FNMA — 1.5%

Federal National Mortgage Association (FNMA)	6.000%	11/1/53	2,337,760	2,359,430 (b)
GNMA — 10.2%
Government National Mortgage Association (GNMA) II	6.000%	10/20/53- 12/20/54	15,314,087	15,496,963 (b)

Total Mortgage-Backed Securities (Cost — $22,717,000)				22,699,698
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 4.1%
Communication Services — 4.1%
Diversified Telecommunication Services — 2.2%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.802%	8/15/28	3,979,747	$3,372,835 (f)(h)(i)
Wireless Telecommunication Services — 1.9%
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	8.176%	4/30/28	3,000,000	2,835,795 (f)(h)(i)

Total Senior Loans (Cost — $5,915,102)				6,208,630
Convertible Bonds & Notes — 2.0%
Communication Services — 2.0%
Diversified Telecommunication Services — 0.9%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,230,149	1,433,844 (c)
Media — 1.1%
Cable One Inc., Senior Notes	1.125%	3/15/28	2,000,000	1,658,800

Total Convertible Bonds & Notes (Cost — $2,970,210)				3,092,644
			Shares
Common Stocks — 0.2%
Utilities — 0.2%
Electric Utilities — 0.2%
New Fortress Energy Inc. (Cost — $0)			15,840	228,117 *(j)(k)(l)
Total Investments before Short-Term Investments (Cost — $245,284,322)				241,306,091
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 6.5%
Sovereign Bonds — 3.3%
Egypt Treasury Bills (Cost — $5,072,837)	25.733%	4/1/25	265,500,000 EGP	5,090,422 (m)
			Shares
Money Market Funds — 3.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $4,843,016)	4.257%		4,843,016	4,843,016 (n)(o)

Total Short-Term Investments (Cost — $9,915,853)				9,933,438
Total Investments — 164.9% (Cost — $255,200,175)				251,239,529
Mandatory Redeemable Preferred Stock, at Liquidation Value — (16.4)%				(25,000,000)
Other Liabilities in Excess of Other Assets — (48.5)%				(73,854,318)
Total Net Assets Applicable to Common Shareholders — 100.0%				$152,385,211

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	Restricted security (Note 3).
(m)	Rate shown represents yield-to-maturity.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $4,843,016 and the cost was $4,843,016 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
EGP	—	Egyptian Pound
IO	—	Interest Only
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At January 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Canadian 10-Year Bonds	106	3/25	$8,899,049	$9,038,827	$139,778
U.S. Treasury 5-Year Notes	254	3/25	27,205,529	27,023,220	(182,309)
U.S. Treasury 10-Year Notes	232	3/25	25,664,220	25,251,750	(412,470)
Net unrealized depreciation on open futures contracts					$(455,001)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	45,960,000	USD	7,632,016	Bank of New York	4/16/25	$115,466
USD	12,075,853	BRL	74,060,000	HSBC Securities Inc.	4/16/25	(408,449)
MXN	94,000,000	USD	4,518,725	Bank of New York	4/29/25	(44,125)
USD	15,152,317	MXN	315,100,000	Bank of New York	4/29/25	152,888
Net unrealized depreciation on open forward foreign currency contracts						$(184,220)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
MXN	—	Mexican Peso
USD	—	United States Dollar
At January 31, 2025, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 5.625%, due 4/1/25)	$1,625,000	6/20/25	1.984%	1.000% quarterly	$(6,091)	$(12,983)	$6,892

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$139,655,593	—	$139,655,593
Sovereign Bonds	—	37,094,383	—	37,094,383
Collateralized Mortgage Obligations	—	32,327,026	—	32,327,026
Mortgage-Backed Securities	—	22,699,698	—	22,699,698
Senior Loans	—	6,208,630	—	6,208,630
Convertible Bonds & Notes	—	3,092,644	—	3,092,644
Common Stocks	—	—	$228,117	228,117
Total Long-Term Investments	—	241,077,974	228,117	241,306,091
Short-Term Investments†:
Sovereign Bonds	—	5,090,422	—	5,090,422
Money Market Funds	$4,843,016	—	—	4,843,016
Total Short-Term Investments	4,843,016	5,090,422	—	9,933,438
Total Investments	$4,843,016	$246,168,396	$228,117	$251,239,529
Other Financial Instruments:
Futures Contracts††	$139,778	—	—	$139,778
Forward Foreign Currency Contracts††	—	$268,354	—	268,354
Total Other Financial Instruments	$139,778	$268,354	—	$408,132
Total	$4,982,794	$246,436,750	$228,117	$251,647,661
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$594,779	—	—	$594,779
Forward Foreign Currency Contracts††	—	$452,574	—	452,574
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	6,091	—	6,091
Total	$594,779	$458,665	—	$1,053,444

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$63,479,789	63,479,789	$58,636,773	58,636,773

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$42,637	—	$4,843,016
3. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2025	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	15,840	12/24	$0 (a)	$228,117	$14.40	0.15%

(a)	Amount represents less than $1.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2025 Quarterly Report